FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
FAIR VALUE MEASUREMENTS
Gross Holding Gains (Losses)

The following table presents information about the gross holding gains and fair value of held-to-maturity securities at December 31, 2020:

	Held-To-Maturity	Level	Amortized Cost	Gross Holding Loss	Fair Value
December 31, 2020	U.S. Treasury Securities (Mature on 06/03/2021)	1	$300,010,878	$(21,416)	$299,989,462

The following table presents information about the gross holding gains (losses) at December 31, 2020:

			Gross
		Amortized	Holding
	Held-To-Maturity	Cost	Loss	Fair Value
December 31, 2020	U.S. Treasury Securities (Matured on 06/03/2021)	$300,010,878	$(21,416)	$299,989,462

Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2020
Assets:
Investments held in Trust Account	1	$299,989,462

Liabilities:
Warrant Liability – Public Warrants	3	11,100,000
Warrant Liability – Private Placement Warrants	3	6,026,666

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at September 30, 2021 and December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	September 30, 2021	December 31, 2020
Assets:
Investments held in Trust Account	1	$300,110,102	$299,989,462

Liabilities:
Warrant Liability – Public Warrants	1	$15,000,000	$—
Warrant Liability – Public Warrants	3	$—	$11,100,000
Warrant Liability – Private Placement Warrants	3	$8,000,000	$6,026,666

Level 3 Fair Value Measurement Inputs

The key inputs for the Private Placement Warrants and Public Warrants were as follows:

	December 7, 2020
	(Initial Measurement)	December 31, 2020
Stock Price	$10.00	$10.00
Exercise price	$11.50	$11.50
Risk-free interest rate	0.40%	0.36%
Expected volatility	17.76%	21.21%
Probability of Business Combination	80.0%	80.0%

The key inputs for the Level 3 Warrants were as follows:

	September 30, 2021	December 31, 2020
Stock Price	$9.92	$10.00
Exercise price	$11.50	$11.50
Risk-free interest rate	0.98%	0.36%
Expected volatility	22.8%	21.21%
Probability of Business Combination	80.0%	80.0%

Change in Fair Value of Level 3 Derivative Warrant Liabilities

The following table presents the changes in the fair value of Level 3 warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of October 12, 2020	$—	$—	$—
Initial measurement on December 7, 2020	4,746,666	8,800,000	13,546,666
Change in valuation inputs or other assumptions	1,280,000	2,300,000	3,580,000
Fair value as of December 31, 2020	$6,026,666	$11,100,000	$17,126,666

The following table presents the changes in the fair value of Level 3 warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of January 1, 2021	$6,026,666	$11,100,000	$17,126,666
Transfers to Level 1	—	(12,500,000)	(12,500,000)
Change in fair value	960,000	1,400,000	2,360,000
Fair value as of March 31, 2021	$6,986,666	$—	$6,986,666
Change in fair value	(1,066,666)	—	(1,066,666)
Fair value as of June 30, 2021	$5,920,000	—	$5,920,000
Change in fair value	2,080,000	—	2,080,000
Fair value as of September 30, 2021	$8,000,000	—	$8,000,000